FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
FINANCIAL ASSETS AND LIABILITIES
Schedule of financial assets

	Carrying value		Fair value
Financial assets	2017	2016	2017	2016
Financial assets at fair value through profit or loss
Derivatives not designated as hedges
Foreign exchange contracts	5	2	5	2
Embedded derivatives in notes	5	12	5	12
Financial assets at fair value
Available for sale financial assets	71	71	71	71

Total financial assets at fair value	81	85	81	85

Loans granted, deposits and other financial assets
Bank deposits and interest accrued	70	385	70	385
Cash pledged as collateral*	998	—	998	—
Other investments	12	24	12	24
Other loans granted	3	2	3	2

Total loans granted, deposits and other financial assets	1,083	411	1,083	411

Total financial assets	1,164	496	1,164	496

Non-current	34	306
Current	1,130	190

*     As of December 31, 2017, cash balances of US$987 are pledged as collateral for the Mandatory Tender Offer for the purchase of shares of GTH, refer to Note 5 for further details.

Schedule of financial liabilities

	Carrying value		Fair value
Financial Liabilities	2017	2016	2017	2016
Financial liabilities at fair value through profit or loss
Derivatives not designated as hedges
Foreign exchange contracts	—	29	—	29
Contingent consideration	49	47	49	47
Financial liabilities at fair value
Derivatives designated as net investment hedges
Cross currency interest rate exchange contracts	59	—	59	—
Derivatives designated as cash flow hedges
Foreign exchange contracts	—	4	—	4
Interest rate exchange contracts	1	3	1	3

Total financial liabilities at fair value	109	83	109	83

Financial liabilities at amortized cost
Bank loans and bonds, principal	11,103	10,489	11,548	10,983
Interest accrued	129	173	130	173
Discounts, unamortized fees, hedge basis adjustment	(34)	40	—	—

Bank loans and bonds at amortized cost	11,198	10,702	11,678	11,156
Put-option liability over non-controlling interest	310	290	310	290
Other financial liabilities	13	41	13	41

Total financial liabilities at amortized cost	11,521	11,033	12,001	11,487

Total financial liabilities	11,630	11,116	12,110	11,570

Non-current	10,362	8,070
Current	1,268	3,046

Schedule of principal amounts outstanding for interest-bearing loans and bonds

						Principalamountoutstanding
Borrower	Type of debt	Guarantor	Currency	Interest rate	Maturity	2017	2016
VEON Holdings	Loans	None	RUB	8.75% - 10.0%	2022	2,474	—
VEON Holdings	Notes	None (2016: PJSC VimpelCom)	US$	5.2% - 5.95%	2019 - 2023	1,554	1,554
VEON Holdings	Notes	None	US$	3.95% - 4.95%	2021 - 2024	1,500	—
VEON Holdings	Loans	None	EUR	3mEURIBOR + 1.9% - 2.75%	2022	752	—
VEON Holdings	Notes	PJSC VimpelCom	US$	7.5%	2022	628	1,280
VEON Holdings	Syndicated loan (RCF)	None	US$	1mLIBOR + 2.25%	2018	250	—
VEON Holdings	Notes	None	RUB	9.0%	2018	208	198
VEON Holdings	Notes	PJSC VimpelCom	US$	6.25%	2017	—	349
GTH Finance B.V.	Notes	VEON Holdings B.V.	US$	6.25% - 7.25%	2020 - 2023	1,200	1,200
VIP Finance Ireland	Eurobonds	None	US$	7.748% - 9.1%	2018 - 2021	543	1,150
PMCL	Loans	None	PKR	6mKIBOR + 0.35% - 0.8%	2020 - 2022	379	166
PMCL	Loans	EKN*	US$	6mLIBOR + 1.9%	2020	212	231
Banglalink	Senior Notes	None	US$	8.6%	2019	300	300
PJSC VimpelCom	Ruble Bonds	None	RUB	10.0% - 11.9%	2017	19	660
PJSC VimpelCom	Loans	None	RUB	12.75%	2017 - 2018	—	1,021
VEON Amsterdam	Loans	None	US$	1mLibor + 3.3%	2017	—	1,000
Omnium Telecom Algeria SpA	Syndicated loan	None	DZD	Bank of Algeria re-discount rate + 2.0%	2019	—	340
	Other loans					1,084	1,040

	Total bank loans and bonds					11,103	10,489

*     Exportkreditnämnden (The Swedish Export Credit Agency)

Schedule of reconciliation of cash flows from financing activities

Bank loans and bondsat amortized cost
Balance as of January 1, 2017	10,702
Cash flows
Proceeds from borrowings, net of fees paid	6,193
Repayment of borrowings	(5,948)
Interest paid	(834)
Non-cash movements
Interest accrued	774
Early redemption premium accrued*	168
Foreign currency translation	138
Other non-cash movements	5

Balance as of December 31, 2017	11,198

*           Early redemption premium accrued in respect of the settlement of the cash tender offer for certain outstanding debt securities, see below for further information. The amount accrued relates to the excess of purchase price over the principal amount outstanding, which, together with the release of unamortized debt issuance costs and unamortized fair value hedge basis adjustment, resulted in a loss from early debt redemption of US$124, recorded within "Other non-operating gains/losses" (refer to Note 11).

Schedule of hedge accounting with derivatives as hedging items

		Nominalvalue		Fair valueof assets		Fair valueof liabilities
	Risk beinghedged
		2017	2016	2017	2016	2017	2016
Cash flow hedge accounting
Interest rate exchange contracts	Interest	93	158	—	—	1	3
Foreign exchange contracts	Currency	—	73	—	—	—	4
Net investment hedge accounting
Cross currency interest rate exchange contracts	Currency	600	—	—	—	59	—
No hedge accounting applied
Cross currency interest rate exchange contracts	Currency	—	7	—	—	—	—
Foreign exchange contracts	Currency	283	407	5	2	—	29

Schedule of cash flows of the derivatives, to which cash flow hedge accounting applies

	Less than1 year	1 - 3 years	3 - 5 years	More than5 years	Total
As of December 31, 2017
Cash flows	(2)	(0)	—	—	(2)
Cash flow hedge reserve					2
As of December 31, 2016
Cash flows	(9)	(2)	—	—	(11)
Cash flow hedge reserve*					(0)

*           The balance of the Cash flow hedge reserve at December 31, 2016 amounted to approximately US$300 thousand.

Schedule of disclosure of fair value measurements separately for each major class of assets and liabilities.

As of December 31, 2017	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Derivatives not designated as hedges
Foreign exchange contracts	—	5	—	5
Embedded derivatives in notes	—	5	—	5
Financial assets at fair value
Available for sale financial assets	—	71	—	71

Total financial assets at fair value	—	81	—	81

Financial liabilities at fair value through profit or loss
Derivatives not designated as hedges
Foreign exchange contracts	—	—	—	—
Contingent consideration	—	—	49	49
Financial liabilities at fair value
Derivatives designated as net investment hedges
Cross currency interest rate exchange contracts	—	59	—	59
Derivatives designated as cash flow hedges
Interest rate exchange contracts	—	1	—	1

Total financial liabilities at fair value	—	60	49	109

As of December 31, 2016	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Derivatives not designated as hedges
Foreign exchange contracts	—	2	—	2
Embedded derivatives in notes	—	12	—	12
Financial assets at fair value
Derivatives designated as cash flow hedges
Foreign exchange contracts	—	—	—	—
Available for sale financial assets	—	42	29	71

Total financial assets at fair value	—	56	29	85

Financial liabilities at fair value through profit or loss
Derivatives not designated as hedges
Foreign exchange contracts	—	29	—	29
Financial liabilities at fair value
Derivatives designated as cash flow hedges
Foreign exchange contracts	—	4	—	4
Interest rate exchange contracts	—	3	—	3
Contingent consideration	—	—	47	47

Total financial liabilities at fair value	—	36	47	83

Schedule of reconciliation of movements relating to financial instruments classified in level 3 of the fair value hierarchy

	Financial assets at fair value		Financial liabilities at fair value
	Available for sale	Total	Contingent consideration	Total
As of January 1, 2016	27	27	—	—
Change in fair value recognized in other comprehensive income	5	5	—	—
Purchased / incurred	—	—	47	47
Currency translation adjustments	(3)	(3)	—	—

As of December 31, 2016	29	29	47	47

Change in fair value recognized in the income statement	—	—	2	2
Change in fair value recognized in other comprehensive income	(9)	(9)	—	—
Impairment loss	(20)	(20)	—	—

As of December 31, 2017	—	—	49	49

Schedule of offsetting financial assets and liabilities

				Related amounts not set off in the statement of financial position
		Gross amounts set off in the statement of financial position	Net amounts presented in the statement of financial position
	Gross amounts recognized			Financial instruments	Cash collateral received	Net amount
As of December 31, 2017
Other financial assets (non-current)	34	—	34	—	—	34
Other financial liabilities (non-current)	10,362	—	10,362	—	—	10,362
Other financial assets (current)	1,130	—	1,130	—	—	1,130
Other financial liabilities (current)	1,268	—	1,268	—	—	1,268
Trade and other receivables	817	72	745	—	—	745
Trade and other payables	1,595	72	1,523	—	—	1,523
As of December 31, 2016
Other financial assets (non-current)	306	—	306	—	—	306
Other financial liabilities (non-current)	8,070	—	8,070	—	—	8,070
Other financial assets (current)	190	—	190	—	—	190
Other financial liabilities (current)	3,047	(1)	3,046	—	—	3,046
Trade and other receivables	783	(98)	685	—	—	685
Trade and other payables	1,843	(99)	1,744	—	—	1,744